Federal Home Loan Bank Advances and Other Borrowings (FY) (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016	Aug. 28, 2015
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Long-term line of credit	$ 10,000,000
Carrying value of securities pledged to Federal Home Loan Bank	$ 16,252,434		$ 14,844,441
Interest rate at period end (as a percent)	4.25%
Federal Home Loan Bank borrowings, fair value	$ 0		$ 5,765
Federal funds purchased	33,600,000
Fiscal quarter 2019 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amortization	262,500
Fiscal quarter 2020 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amortization	287,500
Fiscal Quarter 2021 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amortization	312,500
Fiscal Quarter 2022 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amortization	$ 337,500
Long-term advance dated January 10, 2007, Fixed Interest at 4.25, with a put option exercisable in January 2008 and then quarterly thereafter, principal due in January 2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, advances, interest rate (as a percent)	4.25%		4.25%
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Line of credit facility, maximum borrowing capacity	$ 36,224,294
Revolving Credit Facility [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Line of credit facility, maximum borrowing capacity		$ 15,000,000		$ 8,000,000
Covenant compliance, ratio of non-performing assets as a percentage total assets, not to be greater than	3.25%
Covenant compliance, Texas ratio, not to be greater than (as a percent)	35.00%
Covenant compliance, liquidity ratio, not to be less than (as a percent)	9.00%
Covenant compliance, liquidity ratio in consecutive quarters, not to be less than (as a percent)	10.00%
Covenant terms, return on average assets, next nine months (as a percent)	0.45%
Covenant terms, return on average assets, thereafter (as a percent)	0.50%
Covenant terms, debt service coverage ratio	0.0125
Covenant compliance, interest coverage ratio, not to be less than	2.50
Revolving Credit Facility [Member] | Prime Rate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Initial line of credit period	90 days
Variable rate, floor (as a percent)	3.50%
Basis spread on variable rate (as a percent)	(0.25%)
Subsidiaries [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total risk-based capital ratio required to well-capitalized	10.50%
Tier 1 risk-based capital ratio required to be well capitalized	9.50%
Tier 1 leverage ratio required to be well capitalized	8.00%